Composition of income tax and social contribution in the consolidated statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution payable	R$ (5,945,141)	R$ (4,632,251)	R$ (7,441,945)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	(3,618,473)	5,863,870	14,030,748
Use of opening balances of:
Social contribution loss	(132,605)	(63,150)	(107,984)
Income tax loss	(176,144)	(79,842)	(186,773)
Social contribution loss	117,270	4,813,120	1,174,988
Income tax loss	283,530	6,056,919	323,095
Total deferred tax expense	3,526,422	(16,590,917)	(15,234,074)
Income taxes	R$ (9,471,563)	R$ 11,958,666	R$ 7,792,129